FAIR VALUE MEASUREMENTS, Assets and Liabilities Measured at Fair Value on Recurring Basis (Q1) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair value of reclassified levels [Abstract]
Transfer in out of Level 3	$ 17,940,000	$ 17,940,000
Recurring [Member] | Level 1 [Member] | Public Warrants [Member]
Liabilities [Abstract]
Liabilities	5,685,600	9,798,000	$ 22,364,221
Recurring [Member] | Level 3 [Member] | Private Placement Warrant [Member]
Liabilities [Abstract]
Liabilities	6,576,624	11,422,018	16,867,946
Recurring [Member] | Level 3 [Member] | FPA liability - Committed [Member]
Liabilities [Abstract]
Liabilities	2,392,629	2,474,941	2,947,167
Recurring [Member] | Level 3 [Member] | FPA liability - Optional [Member]
Liabilities [Abstract]
Liabilities	$ 2,397,256	$ 2,533,104	$ 3,810,610